FVM - Financial instruments not measured at fair value - Assets (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Instruments [Abstract]
Cash and balances at central banks	$ 261,587	$ 144,183	$ 169,445
Amounts due from banks	24,392	14,901	14,792
Receivables from securities financing transactions measured at amortized cost	86,538	60,010	67,814
Cash collateral receivables on derivative instruments	54,314	32,726	35,032
Loans and advances to customers	651,770	390,130	387,220
Other financial assets measured at amortized cost	64,928	49,179	53,264
Not measured at fair value
Disclosure Of Financial Instruments [Abstract]
Cash and balances at central banks	261,600	144,200	169,400
Amounts due from banks	24,300	15,000	14,800
Receivables from securities financing transactions measured at amortized cost	86,600	60,000	67,800
Cash collateral receivables on derivative instruments	54,300	32,600	35,000
Loans and advances to customers	639,300	378,500	374,900
Other financial assets measured at amortized cost	$ 62,500	$ 47,200	$ 50,800